Note 15 - Mining Interests (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests [text block]
	December 31, 2018	December 31, 2017
Producing properties	$353,651	$287,218
Exploration properties (non-depletable)	81,962	86,928
	$435,613	$374,146

Exploration properties [member]
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [text block]
Exploration properties	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Other	Total
Cost
At December 31, 2016	$—	$1,028	$2,557	$10,628	$16,812	$6,101	$7,810	$26,260	$71,196
Exploration and evaluation expenditures	—	6,749	2,664	3,354	2,605	3,498	2,575	3,587	25,032
Impairment (Note 17)	—	—	—	—	(9,300)	—	—	—	(9,300)
At December 31, 2017	$—	$7,777	$5,221	$13,982	$10,117	$9,599	$10,385	$29,847	$86,928
Exploration and evaluation expenditures	3,705	8,233	2,339	3,291	2,363	2,939	1,337	3,593	27,800
Impairment (Note 17)	—	—	—	(13,787)	(9,398)	—	(5,987)	—	(29,172)
Transfer to producing properties	—	(1,694)	(1,900)	—	—	—	—	—	(3,594)
At December 31, 2018	$3,705	$14,316	$5,660	$3,486	$3,082	$12,538	$5,735	$33,440	$81,962

Producing properties [member]
Statement Line Items [Line Items]
Disclosure of detailed information about mining interests producing properties and exploration properties [text block]
Producing properties	San Dimas	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	Total
Cost
At December 31, 2016	$—	$27,629	$85,829	$146,189	$99,678	$86,314	$101,000	$546,639
Additions	—	8,386	2,588	8,339	4,512	3,613	5,233	32,671
Change in decommissioning liabilities	—	356	210	823	445	1,028	458	3,320
At December 31, 2017	$—	$36,371	$88,627	$155,351	$104,635	$90,955	$106,691	$582,630
Additions	11,030	7,609	5,787	8,336	6,241	3,988	2,686	45,677
Acquired from Primero (Note 4)	178,183	—	—	—	—	—	—	178,183
Change in decommissioning liabilities	4,092	(633)	3,122	—	—	—	—	6,581
Transfer from exploration properties	—	1,694	1,900	—	—	—	—	3,594
At December 31, 2018	$193,305	$45,041	$99,436	$163,687	$110,876	$94,943	$109,377	$816,665
Accumulated depletion, amortization and impairment
At December 31, 2016	$—	$(3,404)	$(51,399)	$(48,975)	$(27,274)	$(37,354)	$(59,020)	$(227,426)
Depletion and amortization	—	(4,235)	(4,165)	(13,169)	(5,480)	(2,963)	(3,574)	(33,586)
Impairment (Note 17)	—	—	—	—	(34,400)	—	—	(34,400)
At December 31, 2017	$—	$(7,639)	$(55,564)	$(62,144)	$(67,154)	$(40,317)	$(62,594)	$(295,412)
Depletion and amortization	(10,871)	(3,955)	(4,308)	(16,470)	(4,850)	(4,220)	(3,102)	(47,776)
Impairment (Note 17)	—	—	—	(67,901)	(29,271)	—	(22,654)	(119,826)
At December 31, 2018	$(10,871)	$(11,594)	$(59,872)	$(146,515)	$(101,275)	$(44,537)	$(88,350)	$(463,014)
Carrying values
At December 31, 2017	$—	$28,732	$33,063	$93,207	$37,481	$50,638	$44,097	$287,218
At December 31, 2018	$182,434	$33,447	$39,564	$17,172	$9,601	$50,406	$21,027	$353,651